Operating Leases (Details) - Schedule of revenues by lease and non-lease components - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Schedule Of Revenues By Lease And Non Lease Components Abstract
Base rent - fixed	$ 19,534,802	$ 18,355,925
Reimbursements of common area costs (cam)	839,950	751,618
Non-lease components (real estate taxes)	1,021,283	1,105,336
Rental income, Total	21,396,035	20,212,879
Base rent - fixed
Company owned property	12,893,208	11,798,456
Leased property	6,641,594	6,557,469
Non-lease components (real estate taxes)
Company owned property	1,234,537	1,237,614
Leased property	626,696	619,340
Property, Total	$ 1,861,233	$ 1,856,954